UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-667-4225

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2019
Beginning on January 1, 2021, and as permitted by a rule adopted by the Securities and Exchange Commission, paper copies of the Company’s shareholder reports like this one will no longer be sent to you by mail, unless you specifically request that the Company or your financial intermediary send you paper copies of these reports. Instead, shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and will be provided with a website link to access the report.
If you already have elected to receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications from the Company by contacting your financial advisor or, if you own your shares through a financial intermediary, by contacting your financial intermediary.
You may elect to receive all future shareholder reports of the Company in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting your financial advisor. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports.

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2019
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2019
Assets
Investments in securities, at fair value (cost $1,432,375,618)	$2,178,028,281
Purchased options, at fair value (cost of $175,428,345)	193,659,938
Cash and cash equivalents (including United States Dollars of $84,113,065, Euros of $459,174 with a cost of $453,147, Hong Kong Dollars of $5,845,036 with a cost of $5,820,484 and Japanese Yen of $7,535,968 with a cost of $7,437,484 of which $65,496,645 is restricted cash)	97,953,243
Due from broker (including United States Dollars of $434,191,562, Euros of $4,277,639 with a cost of $4,227,620 and Japanese Yen of $5,755,250 with a cost of $5,745,047)	444,224,451
Receivable for investment securities sold	58,431,333
Unrealized gain on total return swap contracts	55,192,854
Interest receivable	1,353,300
Dividends receivable	393,159
Other assets	134,357
Total assets	3,029,370,916
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $944,760,625)	956,110,795
Withdrawals payable (see note 3)	74,753,094
Due to broker (including United States Dollars of $48,032,467 and Hong Kong Dollars of $86,391 with a cost of $86,154)	48,118,858
Payable for investment securities purchased	25,474,581
Unrealized loss on total return swap contracts	6,457,204
Dividends payable on securities sold, not yet purchased	1,999,868
Accounting and investor services fees payable	501,427
Accrued expenses	2,389,987
Total liabilities	1,115,805,814
Members’ Capital	$1,913,565,102
Members’ Capital
Represented by:
Net capital contributions	1,013,883,274
Total earnings (loss)	899,681,828
Members’ Capital	$1,913,565,102
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2019 Fair Value
	Investment in Securities – 113.82%
	Common Stock – 113.82%
	United States – 87.57%
	Aerospace / Defense – 5.50%
57,230	General Dynamics Corp.	(a)	$10,405,559
73,630	Northrop Grumman Corp.		23,790,589
51,020	Raytheon Co.		8,871,358
98,245	The Boeing Co.	(a)	35,762,162
54,427	TransDigm Group, Inc.*		26,331,783
			105,161,451
	Applications Software – 5.37%
393,530	Five9, Inc.*		20,184,154
64,747	HubSpot, Inc.*		11,040,659
357,592	Microsoft Corp.	(a)	47,903,024
90,059	RealPage, Inc.*		5,299,972
378,121	Smartsheet, Inc., Class A*		18,301,056
			102,728,865
	Building Products - Cement / Aggregate – 2.07%
78,352	Martin Marietta Materials, Inc.		18,029,578
157,796	Vulcan Materials Co.		21,666,969
			39,696,547
	Coatings / Paint – 0.51%
21,195	The Sherwin-Williams Co.		9,713,457
	Commercial Services – 0.67%
54,375	Cintas Corp.		12,902,644
	Commercial Services - Finance – 4.73%
641,324	Avalara, Inc.*	(a)	46,303,593
208,885	Global Payments, Inc.	(a)	33,448,755
12,277	S&P Global, Inc.		2,796,578
109,309	TransUnion		8,035,304
			90,584,230
	Computer Aided Design – 10.47%
331,123	Aspen Technology, Inc.*	(a)	41,151,966
79,580	Autodesk, Inc.*		12,963,582
992,453	Cadence Design Systems, Inc.*	(a)	70,275,597
590,179	Synopsys, Inc.*	(a)	75,950,136
			200,341,281

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Data Security – 1.09%
14,875	Crowdstrike Holdings, Inc., Class A*		$1,015,814
79,971	Qualys, Inc.*		6,963,875
223,077	Rapid7, Inc.*		12,902,773
			20,882,462
	Computer Services – 0.32%
166,674	Parsons Corp.*		6,143,604
	Computer Software – 2.99%
237,217	Pivotal Software, Inc., Class A*		2,505,011
847,459	SS&C Technologies Holdings, Inc.		48,822,113
382,505	Zuora, Inc., Class A*		5,859,977
			57,187,101
	Computers – 0.36%
34,406	Apple, Inc.		6,809,635
	E-Commerce / Products – 4.02%
40,612	Amazon.com, Inc.*	(a)	76,904,102
	Electronic Components - Semiconductors – 1.21%
28,069	Microchip Technology, Inc.		2,433,582
175,957	Xilinx, Inc.		20,748,850
			23,182,432
	Enterprise Software / Services – 4.26%
97,894	Alteryx, Inc., Class A*		10,682,193
160,597	Ceridian Hcm Holding, Inc.*		8,061,970
390,478	Coupa Software, Inc.*	(a)	49,438,420
149,601	Everbridge, Inc.*		13,377,321
			81,559,904
	Entertainment Software – 2.84%
401,641	Activision Blizzard, Inc.	(a)	18,957,455
244,514	Electronic Arts, Inc.*	(a)	24,759,488
94,228	Take-Two Interactive Software, Inc.*		10,697,705
			54,414,648
	Finance - Credit Card – 4.81%
168,470	Mastercard, Inc., Class A	(a)	44,565,369
273,705	Visa, Inc., Class A	(a)	47,501,503
			92,066,872

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Finance - Investment Banker / Broker – 0.65%
282,758	Tradeweb Markets, Inc., Class A		$12,387,628
	Finance - Other Services – 3.53%
73,982	CME Group, Inc.		14,360,646
618,304	Intercontinental Exchange, Inc.	(a)	53,137,046
			67,497,692
	Internet Application Software – 6.60%
474,417	Anaplan, Inc.*	(a)	23,943,826
409,486	Okta, Inc.*		50,575,616
582,101	Zendesk, Inc.*		51,824,452
			126,343,894
	Internet Content - Entertainment – 4.23%
328,467	Facebook, Inc., Class A*	(a)	63,394,131
150,369	Pinterest, Inc., Class A*		4,093,044
386,627	Twitter, Inc.*		13,493,282
			80,980,457
	Internet Security – 1.34%
155,990	Proofpoint, Inc.*		18,757,797
89,553	Zscaler, Inc.*		6,863,342
			25,621,139
	Internet Telephony – 2.20%
366,347	RingCentral, Inc., Class A*	(a)	42,100,597
	Machinery - Electric Utility – 0.49%
178,591	BWX Technologies, Inc.		9,304,591
	Medical - Biomedical / Genetics – 2.79%
185,104	Acceleron Pharma, Inc.*		7,604,072
43,156	Akero Therapeutics, Inc.*		826,437
108,302	Alnylam Pharmaceuticals, Inc.*		7,858,393
80,752	Applied Therapeutics, Inc.*		665,396
573,010	ArQule, Inc.*		6,308,840
24,727	Blueprint Medicines Corp.*		2,332,498
129,283	Deciphera Pharmaceuticals, Inc.*		2,915,332
384,155	Immunomedics,Inc .*		5,328,230
79,207	Magenta Therapeutics, Inc.*		1,168,303
288,463	Ultragenyx Pharmaceutical, Inc.*		18,317,401
			53,324,902

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Drugs – 0.50%
130,119	Tricida, Inc.*		$5,134,496
108,395	Turning Point Therapeutics, Inc.*		4,411,676
			9,546,172
	REITs - Diversified – 4.46%
172,845	American Tower Corp.		35,338,160
99,327	Equinix, Inc.		50,089,613
			85,427,773
	Retail - Restaurants – 2.38%
39,441	Chipotle Mexican Grill, Inc.*	(a)	28,905,520
149,600	Yum! Brands, Inc.		16,556,232
			45,461,752
	Semiconductor Components - Integrated Circuits – 2.81%
476,623	Analog Devices, Inc.	(a)	53,796,438
	Semiconductor Equipment – 4.02%
296,902	Applied Materials, Inc.		13,333,869
137,480	KLA-Tencor Corp.	(a)	16,250,136
114,862	Lam Research Corp.	(a)	21,575,678
535,744	Teradyne, Inc.	(a)	25,667,495
			76,827,178
	Therapeutics – 0.35%
136,076	Agios Pharmaceuticals, Inc.*		6,787,471
	Total United States (Cost $1,053,040,919)		$1,675,686,919
	Canada – 0.77%
	Retail - Restaurants – 0.77%
211,335	Restaurant Brands International, Inc.	(a)	14,696,236
	Total Canada (Cost $12,673,722)		$14,696,236

	China – 11.54%
	Building - Heavy Construction – 1.16%
84,768,000	China Tower Corp, Ltd., Class H		22,243,123
	Coffee – 0.59%
578,683	Luckin Coffee, Inc. - Sponsored ADR*		11,278,532

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stock – (continued)
	China – (continued)
	E-Commerce / Products – 4.84%
326,130	Alibaba Group Holding - Sponsored ADR*	$55,262,728
1,207,471	JD.com, Inc. - Sponsored ADR*	36,574,297
65,190	Yunji, Inc. - Sponsored ADR*	736,647
		92,573,672
	Entertainment Software – 1.10%
641,042	Bilibili, Inc. - Sponsored ADR*	10,429,753
215,811	Huya, Inc. - Sponsored ADR*	5,332,690
20,691	NetEase, Inc. - Sponsored ADR	5,292,137
		21,054,580
	Internet Content - Entertainment – 0.71%
195,771	YY, Inc. - Sponsored ADR*	13,643,281
	Internet Content - Information / Network – 2.10%
891,000	Tencent Holdings, Ltd.	40,213,325
	Schools – 1.04%
206,090	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	19,904,172
	Total China (Cost $176,743,304)	$220,910,685
	France – 4.18%
	Aerospace / Defense - Equipment – 3.41%
459,840	Airbus SE	65,290,479
	Entertainment Software – 0.77%
187,444	UBISOFT Entertainment SA*	14,694,632
	Total France (Cost $60,063,399)	$79,985,111
	Germany – 1.98%
	Athletic Footwear – 1.98%
122,845	adidas AG	37,981,633
	Total Germany (Cost $25,807,971)	$37,981,633
	Hong Kong – 1.59%
	Energy - Alternative Sources – 1.59%
33,044,608	China Everbright International, Ltd.	30,496,208
	Total Hong Kong (Cost $14,263,255)	$30,496,208

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stock – (continued)
	Japan – 4.04%
	Audio / Video Products – 1.55%
564,100	Sony Corp.	$29,572,793
	Chemicals - Specialty – 0.11%
23,400	Shin-Etsu Chemical Co., Ltd.	2,179,590
	Cosmetics & Toiletries – 0.14%
34,400	Shiseido Co., Ltd.	2,593,042
	Entertainment Software – 0.24%
99,900	Konami Holdings Corp.	4,682,723
	Finance - Other Services – 1.41%
1,702,178	Japan Exchange Group, Inc.	27,048,943
	Industrial Automation / Robotics – 0.11%
72,200	Nabtesco Corp.	2,006,460
	Metal Products - Distribution – 0.48%
364,253	MISUMI Group, Inc.	9,135,452
	Total Japan (Cost $59,582,826)	$77,219,003
	Jersey – 0.16%
	Commercial Services - Finance – 0.16%
201,704	Clarivate Analytics PLC*	3,102,207
	Total Jersey (Cost $2,624,799)	$3,102,207
	Singapore – 1.73%
	Entertainment Software – 1.73%
994,581	Sea, Ltd. - Sponsored ADR*	33,039,981
	Total Singapore (Cost $20,680,883)	$33,039,981
	United Kingdom – 0.26%
	E-Commerce / Products – 0.26%
236,072	Farfetch, Ltd., Class A*	4,910,298
	Total United Kingdom (Cost $6,894,540)	$4,910,298
	Total Common Stock (Cost $1,432,375,618)	$2,178,028,281
	Total Investments in Securities (Cost $1,432,375,618) – 113.82%	$2,178,028,281
	Total Purchased Options (Cost $175,428,345) – 10.12%	193,659,938
	Total Securities Sold, Not Yet Purchased - (Proceeds $944,760,625) – (49.96%)	(956,110,795)
	Other Assets, in Excess of Liabilities – 26.02%**	497,987,678
	Members’ Capital – 100.00%	$1,913,565,102

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

(a)
Partially or wholly held in a segregated account with the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.

*
Non-income producing security.

**
Includes $84,113,065 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon, which is 4.40% of Members’ Capital, and foreign currency with a U.S. Dollar value of  $13,840,178 held in BNY Mellon Custody Foreign Cash Account, which is 0.72% of Members’ Capital. $65,496,645 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2019 Percentage of Members’ Capital (%)
Aerospace / Defense	5.50
Aerospace / Defense - Equipment	3.41
Applications Software	5.37
Athletic Footwear	1.98
Audio / Video Products	1.55
Building Products - Cement / Aggregate	2.07
Building - Heavy Construction	1.16
Chemicals - Specialty	0.11
Coatings / Paint	0.51
Coffee	0.59
Commercial Services - Finance	4.89
Commercial Services	0.67
Computer Aided Design	10.47
Computer Data Security	1.09
Computer Services	0.32
Computer Software	2.99
Computers	0.36
Cosmetics & Toiletries	0.14
E-Commerce / Products	9.12
Electronic Components - Semiconductors	1.21
Energy - Alternate Sources	1.59
Enterprise Software / Services	4.26
Investments in Securities – By Industry	June 30, 2019 Percentage of Members’ Capital (%)
Entertainment Software	6.68
Finance - Credit Card	4.81
Finance - Investment Banker / Broker	0.65
Finance - Other Services	4.94
Industrial Automation / Robotics	0.11
Internet Application Software	6.60
Internet Content - Entertainment	4.94
Internet Content - Information / Networks	2.10
Internet Security	1.34
Internet Telephony	2.20
Machinery - Electric Utility	0.49
Medical - Biomedical / Genetics	2.79
Medical - Drugs	0.50
Metal Products - Distribution	0.48
REITs - Diversified	4.46
Retail - Restaurants	3.15
Schools	1.04
Semiconductor Components - Integrated Circuits	2.81
Semiconductor Equipment	4.02
Therapeutics	0.35
Total Investments in Securities	113.82%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2019 Fair Value
			Purchased Options – 10.12%
			Equity Options – 10.07%
			Equity Call Options – 7.53%
			United States – 4.36%
			Applications Software – 1.36%
$12,727,000	979	01/17/2020 $130	salesforce.com, Inc.	$2,650,153
43,186,000	1,963	08/16/2019 $220	ServiceNow, Inc.	11,169,470
10,758,000	489	01/17/2020 $220	ServiceNow, Inc.	3,398,550
23,508,000	1,959	10/18/2019 $120	Tableau Software Inc., Class A	8,835,090
				26,053,263
			Auto - Cars / Light Trucks – 0.04%
10,166,000	10,166	01/17/2020 $10	Ford Motor Co.	813,280
			Beverages - Non-Alcoholic – 0.24%
17,604,000	1,467	01/17/2020 $120	PepsiCo, Inc.	2,031,795
28,324,800	5,901	01/17/2020 $48	The Coca-Cola Co.	2,466,618
				4,498,413
			Commercial Services - Finance – 0.09%
13,825,000	1,975	12/20/2019 $70	Square, Inc., Class A	1,807,125
			Consumer Products - Miscellaneous – 0.05%
27,552,000	1,968	11/15/2019 $140	Kimberly-Clark Corp.	905,280
			Cosmetics & Toiletries – 0.71%
26,487,000	3,924	08/16/2019 $67.50	Colgate-Palmolive Co.	1,785,420
98,280,000	9,828	11/15/2019 $100	The Procter & Gamble Co.	11,744,460
				13,529,880
			Diversified Manufacturing Operations – 0.07%
9,904,000	9,904	01/17/2020 $10	General Electric Co.	1,376,656

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			E-Commerce / Services – 0.08%
$12,293,750	1,967	10/18/2019 $62.50	Lyft, Inc.	$1,534,260
			Electronic Components - Semiconductors – 0.11%
14,850,000	990	09/20/2019 $150	NVIDIA Corp.	2,088,900
			Enterprise Software / Services – 0.64%
39,440,000	2,465	09/20/2019 $160	Workday, Inc., Class A	12,325,000
			Food - Miscellaneous / Diversified – 0.06%
14,790,000	2,958	10/18/2019 $50	General Mills, Inc.	1,153,620
			Internet Content - Entertainment – 0.50%
22,588,500	1,369	12/20/2019 $165	Facebook, Inc., Class A	4,558,770
14,700,000	1,960	01/17/2020 $75	Roku, Inc.	5,037,200
				9,595,970
			Medical - Biomedical / Genetics – 0.08%
7,111,800	3,951	08/16/2019 $18	Exelixis, Inc.	1,540,890
			REITs - Storage – 0.12%
33,695,000	1,465	12/20/2019 $230	Public Storage	2,329,350
			Retail - Building Products – 0.13%
39,030,000	3,903	10/18/2019 $100	Lowe’s Cos., Inc.	2,458,890
			Retail - Discount – 0.05%
19,494,750	2,363	07/19/2019 $82.50	Target Corp.	1,032,631
			Web Portals / ISP – 0.03%
5,145,000	49	01/17/2020 $1,050	Alphabet, Inc., Class A	473,487
			Total United States (Cost $76,259,664)	$83,516,895

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			Argentina – 2.70%
			E-Commerce / Services – 2.70%
$33,670,000	962	09/20/2019 $350	MercadoLibre, Inc.	$25,204,400
65,610,000	1,458	12/20/2019 $450	MercadoLibre, Inc.	26,462,700
			Total Argentina (Cost $36,590,436)	$51,667,100
			Belgium – 0.28%
			Brewery – 0.28%
20,769,000	2,967	09/20/2019 $70	Anheuser-Busch InBev SA / NV - Sponsored ADR	5,296,095
			Total Belgium (Cost $4,014,466)	$5,296,095
			Canada – 0.01%
			Medical - Drugs – 0.01%
10,862,500	1,975	07/19/2019 $55	Canopy Growth Corp.	5,925
10,431,750	1,987	10/18/2019 $52.50	Canopy Growth Corp.	194,726
			Total Canada (Cost $2,569,397)	$200,651
			China – 0.18%
			E-Commerce / Products – 0.18%
20,903,400	7,742	09/20/2019 $27	JD.com, Inc. - Sponsored ADR	3,390,996
			Total China (Cost $1,900,321)	$3,390,996
			Total Equity Call Options (Cost $121,334,284)	$144,071,737
			Equity Put Options – 2.54%
			United States – 1.84%
			Computer Aided Design – 0.00%
23,952,000	1,996	07/19/2019 $120	Autodesk, Inc.	21,956

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options – (continued)
			United States – (continued)
			Growth & Income - Large Cap – 1.84%
$120,153,700	4,787	12/20/2019 $251	SPDR S&P 500 ETF Trust	$1,436,100
125,901,600	4,769	12/20/2019 $264	SPDR S&P 500 ETF Trust	2,136,512
910,958,800	33,991	12/20/2019 $268	SPDR S&P 500 ETF Trust	17,403,392
240,558,400	9,584	01/17/2020 $251	SPDR S&P 500 ETF Trust	3,028,544
121,716,800	4,792	01/17/2020 $254	SPDR S&P 500 ETF Trust	1,667,616
322,326,000	11,938	03/20/2020 $270	SPDR S&P 500 ETF Trust	9,598,152
				35,270,316
			Total United States (Cost $47,908,729)	$35,292,272
			China – 0.70%
			Internet Content - Entertainment – 0.23%
11,047,500	1,473	10/18/2019 $75	Weibo Corp.	4,330,620
			Web Portals / ISP – 0.47%
32,802,000	1,988	09/20/2019 $165	Baidu, Inc.	9,065,280
			Total China (Cost $4,671,010)	$13,395,900
			Total Equity Put Options (Cost $52,579,739)	$48,688,172
			Total Equity Options (Cost $173,914,023)	$192,759,909
			Currency Put Options – 0.05%
			United States – 0.05%
10,018,672	140,121,292	01/17/2020 $7.15	USD-CNH	900,029
			Total United States (Cost $1,514,322)	$900,029
			Total Currency Put Options (Cost $1,514,322)	$900,029
			Total Purchased Options (Cost $175,428,345)	$193,659,938

ADR
American Depository Receipt

CNH
Chinese RenminbiYuan

ETF
Exchange-Traded Fund

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Purchased Options – By Industry	June 30, 2019 Percentage of Members’ Capital (%)
Applications Software	1.36
Auto - Cars / Light Trucks	0.04
Beverages - Non-Alcoholic	0.24
Brewery	0.28
Commercial Services - Finance	0.09
Computer Aided Design	0.00
Consumer Products - Miscellaneous	0.05
Cosmetics & Toiletries	0.71
Currency	0.05
Diversified Manufacturing Operations	0.07
E-Commerce / Products	0.18
E-Commerce / Services	2.78
Purchased Options – By Industry	June 30, 2019 Percentage of Members’ Capital (%)
Electronic Components - Semiconductors	0.11
Enterprise Software / Services	0.64
Food - Miscellaneous / Diversified	0.06
Growth & Income - Large Cap	1.84
Internet Content - Entertainment	0.73
Medical - Biomedical / Genetics	0.08
Medical - Drugs	0.01
REITs - Storage	0.12
Retail - Building Products	0.13
Retail - Discount	0.05
Web Portals / ISP	0.50
Total Purchased Options	10.12%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30,2019 Fair Value
	Securities Sold, Not Yet Purchased – 49.96%
	Common Stock – 49.96%
	United States – 37.02%
	Advertising Agencies – 1.05%
201,270	Omnicom Group, Inc.	$16,494,077
157,575	The Interpublic Group of Cos., Inc.	3,559,619
		20,053,696
	Apparel Manufacturers – 0.68%
578,668	Hanesbrands, Inc.	9,964,663
98,664	Tapestry, Inc.	3,130,609
		13,095,272
	Auto - Cars / Light Trucks – 0.30%
555,665	Ford Motor Co.	5,684,453
	Beverages - Non-alcoholic – 2.09%
108,153	PepsiCo, Inc.	14,182,103
506,396	The Coca-Cola Co.	25,785,684
		39,967,787
	Beverages - Wine / Spirits – 0.27%
93,961	Brown-Forman Corp., Class B	5,208,258
	Commercial Services - Finance – 0.93%
181,550	H&R Block, Inc.	5,319,415
172,984	Square, Inc., Class A*	12,546,530
		17,865,945
	Computer Software – 1.27%
132,322	Splunk, Inc.*	16,639,492
211,576	Teradata Corp.*	7,585,000
		24,224,492
	Consumer Products - Miscellaneous – 0.78%
111,866	Kimberly-Clark Corp.	14,909,500
	Cosmetics & Toiletries – 4.42%
282,478	Colgate-Palmolive Co.	20,245,198
586,181	The Procter & Gamble Co.	64,274,747
		84,519,945
	Diversified Manufacturing Operations – 0.95%
71,132	3M Co.	12,330,021
554,295	General Electric Co.	5,820,098
		18,150,119
	E-Commerce / Services – 0.18%
73,663	TripAdvisor, Inc.*	3,409,860

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30,2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electric - Integrated – 0.87%
126,730	Consolidated Edison, Inc.	$11,111,686
101,250	The Southern Co.	5,597,100
		16,708,786
	Electronic Components - Semiconductors – 4.92%
324,261	Intel Corp.	15,522,374
75,972	NVIDIA Corp.	12,476,882
576,648	Texas Instruments, Inc.	66,176,124
		94,175,380
	Enterprise Software / Services – 2.97%
276,150	Workday, Inc., Class A*	56,770,917
	Finance - Credit Card – 0.43%
417,542	The Western Union Co.	8,304,910
	Food - Confectionery – 0.15%
21,819	The Hershey Co.	2,924,401
	Food - Miscellaneous / Diversified – 1.20%
208,241	General Mills, Inc.	10,936,817
225,389	Kellogg Co.	12,074,089
		23,010,906
	Human Resources – 0.23%
78,612	Robert Half International, Inc.	4,481,670
	Internet Content - Entertainment – 0.41%
86,269	Roku, Inc.	7,814,246
	Investment Management / Advisory Services – 1.23%
323,543	Franklin Resources, Inc.	11,259,296
333,247	Invesco, Ltd.	6,818,234
49,024	T Rowe Price Group, Inc.	5,378,423
		23,455,953
	Medical - Biomedical / Genetics – 0.87%
58,840	Amgen, Inc.	10,843,035
268,663	Exelixis, Inc.	5,741,328
		16,584,363
	Medical - Drugs – 0.81%
131,116	AbbVie, Inc.	9,534,756
136,809	Pfizer, Inc.	5,926,566
		15,461,322
	Motorcycle / Motor Scooter – 0.24%
128,738	Harley-Davidson, Inc.	4,612,683

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30,2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Real Estate Management / Services – 0.12%
302,925	Realogy Holdings Corp.	$2,193,177
	REITs - Apartments – 0.70%
65,806	AvalonBay Communities, Inc.	13,370,463
	REITs - Diversified – 0.53%
117,347	Duke Realty Corp.	3,709,339
100,619	Vornado Realty Trust	6,449,678
		10,159,017
	REITs - Health Care – 0.96%
299,712	HCP, Inc.	9,584,790
128,369	Ventas, Inc.	8,774,021
		18,358,811
	REITs - Office Property – 0.55%
44,218	Boston Properties, Inc.	5,704,122
60,225	SL Green Realty Corp.	4,840,283
		10,544,405
	REITs - Regional Malls – 0.63%
76,017	Simon Property Group, Inc.	12,144,476
	REITs - Shopping Centers – 0.85%
70,064	Federal Realty Investment Trust	9,021,441
108,377	Regency Centers Corp.	7,233,081
		16,254,522
	REITs - Storage – 1.21%
97,582	Public Storage	23,241,105
	Retail - Apparel / Shoes – 0.32%
538,600	Ascena Retail Group, Inc.*	328,546
163,579	Chico’s FAS, Inc.	551,261
221,835	Tailored Brands, Inc.	1,279,988
41,131	The Children’s Place, Inc.	3,923,075
		6,082,870
	Retail - Arts & Crafts – 0.13%
281,179	The Michaels Cos., Inc.*	2,446,257
	Retail - Bedding – 0.07%
121,794	Bed, Bath & Beyond, Inc.	1,415,246
	Retail - Discount – 0.60%
133,353	Target Corp.	11,549,703
	Retail - Drug Stores – 0.17%
59,199	Walgreens Boots Alliance, Inc.	3,236,409
	Retail - Home Furnishings – 0.09%
57,473	La-Z Boy, Inc.	1,762,122

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30,2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Major Department Store – 0.34%
201,454	Nordstrom, Inc.	$6,418,324
	Retail - Miscellaneous / Diversified – 0.15%
220,460	Sally Beauty Holdings, Inc.*	2,940,936
	Retail - Regional Department Stores – 0.58%
58,609	Dillard’s, Inc., Class A	3,650,168
155,623	Kohl’s Corp.	7,399,874
		11,050,042
	Retail - Restaurants – 0.29%
125,490	The Cheesecake Factory, Inc.	5,486,423
	Transport - Services – 1.48%
46,491	C.H. Robinson Worldwide, Inc.	3,921,516
235,859	United Parcel Service, Inc., Class B	24,357,159
		28,278,675
	Total United States (Proceeds $703,634,209)	$708,327,847

	Argentina – 1.23%
	E-Commerce / Products – 1.23%
38,514	MercadoLibre, Inc.*	23,561,710
	Total Argentina (Proceeds $20,764,207)	$23,561,710

	Australia – 0.71%
	Enterprise Software / Services – 0.71%
103,613	Atlassian Corp. PLC*	13,556,725
	Total Australia (Proceeds $12,016,155)	$13,556,725

	Belgium – 1.14%
	Brewery – 1.14%
246,164	Anheuser-Busch InBev NV - Sponsored ADR	21,787,976
	Total Belgium (Proceeds $18,526,990)	$21,787,976

	Brazil – 0.37%
	Finance - Credit Card – 0.37%
184,504	Pagseguro Digital, Ltd., Class A*	7,190,121
	Total Brazil (Proceeds $4,431,439)	$7,190,121

	Canada – 0.86%
	Medical - Drugs – 0.55%
261,382	Canopy Growth Corp.*	10,536,308

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30,2019 Fair Value
	Common Stock – (continued)
	Canada – (continued)
	Web Hosting / Design – 0.31%
19,574	Shopify, Inc., Class A*	$5,875,136
	Total Canada (Proceeds $18,256,736)	$16,411,444

	China – 0.73%
	E-Commerce / Products – 0.43%
397,193	Pinduoduo, Inc. - Sponsored ADR*	8,194,092
	Metal - Aluminum – 0.11%
4,170,000	China Zhongwang Holdings, Ltd.	2,103,014
	Semiconductor Components - Integrated Circuits – 0.19%
3,377,000	Semiconductor Manufacturing International Corp.*	3,760,627
	Total China (Proceeds $15,601,431)	$14,057,733

	France – 0.54%
	Advertising Services – 0.54%
195,206	Publicis Groupe SA	10,321,389
	Total France (Proceeds $11,704,960)	$10,321,389

	Germany – 0.57%
	Auto - Cars / Light Trucks – 0.57%
147,322	Bayerische Motoren Werke AG	10,920,140
	Total Germany (Proceeds $11,590,172)	$10,920,140

	Hong Kong – 1.52%
	Distribution / Wholesale – 0.02%
2,017,000	Li & Fung, Ltd.	351,119
	Electric - Integrated – 0.93%
357,500	CLP Holdings, Ltd.	3,944,512
1,916,000	Power Assets Holdings, Ltd.	13,782,938
		17,727,450
	Gas - Distribution – 0.57%
4,952,514	Hong Kong & China Gas Co., Ltd.	10,979,525
	Total Hong Kong (Proceeds $27,500,004)	$29,058,094

	Israel – 1.08%
	Computer Data Security – 1.08%
178,328	Check Point Software Technologies, Ltd.*	20,616,500
	Total Israel (Proceeds $21,455,871)	$20,616,500

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30,2019 Fair Value
	Common Stock – (continued)
	Japan – 3.82%
	Advertising Services – 0.35%
193,900	Dentsu, Inc.	$6,767,172
	Cellular Telecommunications – 0.17%
137,700	NTT DOCOMO, Inc.	3,211,305
	Cosmetics & Toiletries – 0.19%
21,900	Kose Corp.	3,673,194
	Electric - Integrated – 0.10%
132,500	Chubu Electric Power Co., Inc.	1,858,941
	Industrial Automation / Robotics – 0.69%
35,500	SMC Corp.	13,236,457
	Office Automation & Equipment – 1.08%
505,400	Canon, Inc.	14,758,273
254,500	Konica Minolta, Inc.	2,478,020
220,000	Seiko Epson Corp.	3,481,678
		20,717,971
	Retail - Apparel / Shoes – 0.63%
19,950	Fast Retailing Co., Ltd.	12,060,506
	Semiconductor Equipment – 0.61%
82,852	Tokyo Electron, Ltd.	11,627,768
	Total Japan (Proceeds $72,656,583)	$73,153,314

	Netherlands – 0.37%
	Semiconductor Equipment – 0.37%
34,376	ASML Holding NV	7,147,802
	Total Netherlands (Proceeds $6,621,868)	$7,147,802
	Total Securities Sold, Not Yet Purchased - (Proceeds $944,760,625)	$956,110,795

*
Non-income producing security.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2019 Percentage of Members’ Capital (%)
Advertising Agencies	1.05
Advertising Services	0.89
Apparel Manufacturers	0.68
Auto - Cars / Light Trucks	0.87
Beverages - Non-Alcoholic	2.09
Beverages - Wine / Spirits	0.27
Brewery	1.14
Cellular Telecommunications	0.17
Commercial Services - Finance	0.93
Computer Data Security	1.08
Computer Software	1.27
Consumer Products - Miscellaneous	0.78
Cosmetics & Toiletries	4.61
Distribution / Wholesale	0.02
Diversified Manufacturing Operations	0.95
E-Commerce / Products	1.66
E-Commerce / Services	0.18
Electric - Integrated	1.90
Electronic Components - Semiconductors	4.92
Enterprise Software / Services	3.68
Finance - Credit Card	0.80
Food - Confectionery	0.15
Food - Miscellaneous / Diversified	1.20
Gas - Distribution	0.57
Human Resources	0.23
Industrial Automation - Robotics	0.69
Internet Content - Entertainment	0.41
Investment Management / Advisory Services	1.23
Securities Sold, Not Yet Purchased – By Industry	June 30, 2019 Percentage of Members’ Capital (%)
Medical - Biomedical / Genetics	0.87
Medical - Drugs	1.36
Metal - Aluminum	0.11
Motorcycle / Motor Scooter	0.24
Office Automation & Equipment	1.08
Real Estate Management / Services	0.12
REITs - Apartments	0.70
REITs - Diversified	0.53
REITs - Health Care	0.96
REITs - Office Property	0.55
REITs - Regional Malls	0.63
REITs - Shopping Centers	0.85
REITs - Storage	1.21
Retail - Apparel / Shoes	0.95
Retail - Arts & Crafts	0.13
Retail - Bedding	0.07
Retail - Discount	0.60
Retail - Drug Store	0.17
Retail - Home Furnishings	0.09
Retail - Major Department Stores	0.34
Retail - Miscellaneous / Diversified	0.15
Retail - Regional Department Stores	0.58
Retail - Restaurants	0.29
Semiconductor Components - Integrated Circuits	0.19
Semiconductor Equipment	0.98
Transport - Services	1.48
Web Hosting Design	0.31
Total Securities Sold, Not Yet Purchased	49.96%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		June 30, 2019 Unrealized Gain/(Loss)***
	Swap Contracts – 2.55%
	Total Return Swap Contracts - Unrealized Gain – 2.89%
	United States – 1.29%
	Private Equity – 0.22%
$2,618,609	6/3/2024	Apollo Global Management LLC, Class A	$1,210,756

Agreement with Morgan Stanley, dated
12/21/2018 to receive the total return of the
shares of Apollo Global Management LLC,
Class A in exchange for interest based on the
Daily Fed Funds Effective Rate plus 0.90%**.

1,704,172	6/3/2024	KKR & Co., Inc., Class A	843,892
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
20,681,359	6/3/2024	The Carlyle Group, L.P.	2,289,628
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group LP in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
			4,344,276
	Web Portals / ISP – 1.07%
40,335,023	6/3/2024	Alphabet, Inc., Class A	20,437,137
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$24,781,413

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2019 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Australia – 0.06%
	Commercial Banks - Non-US – 0.02%
$(8,927,610)	12/27/2019	Bank of Queensland, Ltd.	$393,318
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Food - Retail – 0.04%
(17,552,490)	12/27/2019	Wesfarmers, Ltd.	697,375
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$1,090,693

	Belgium – 0.02%
	Medical Drugs – 0.02%
8,725,592	1/4/2024	Galapagos NV	347,112
		Agreement with Morgan Stanley, dated 04/03/2019 to receive the total return of the shares of Galapagos NV in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Belgium		$347,112

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2019 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Brazil – 0.10%
	Commercial Services / Finance – 0.06%
$(4,235,534)	2/3/2021	Cielo SA	$1,196,104
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 13.50%**.
	Finance - Other Services – 0.04%
7,367,748	2/3/2021	B3 SA-Brasil Bolsa Balcao	735,329

Agreement with Morgan Stanley, dated
01/30/2019 to receive the total return of the
shares of B3 SA-Brasil Bolsa Balcao in exchange
for interest based on the Daily Fed Funds
Effective Rate plus 0.89%**.

	Total Brazil		$1,931,433

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2019 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Japan – 0.08%
	Electric Products - Miscellaneous – 0.07%
$(7,899,852)	12/24/2019	Casio Computer Co., Ltd.	$1,302,064
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Electric - Integrated – 0.00%
(1,135,565)	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	71,162

Agreement with Morgan Stanley, dated
02/17/2016 to deliver the total return of the
shares of Tokyo Electric Power Co. Holdings,
Inc. in exchange for interest based on the Daily
Fed Funds Effective Rate less 0.40%**.

	Gas - Distribution – 0.01%
(1,016,770)	12/24/2019	Osaka Gas Co., Ltd.	118,295
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$1,491,521

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2019 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	South Korea – 0.47%
	Electronic Components - Semiconductors – 0.47%
$12,962,255	12/29/2023	Samsung Electronics Co., Ltd	$8,666,254

Agreement with Morgan Stanley, dated
12/23/2009 to receive the total return of the
shares of Samsung Electronics Co., Ltd in
exchange for interest based on the Daily Fed
Funds Effective Rate plus 0.90%**.

(11,402,169)	12/29/2023	SK Hynix, Inc.	458,914
		Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.39%**.
	Total South Korea		$9,125,168

	Spain – 0.54%
	Building - Heavy Construction – 0.53%
9,694,543	1/4/2024	Cellnex Telecom SA	10,116,147
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Food - Retail – 0.01%
(175,402)	1/4/2024	Distribuidora Internacional de Alimentacion SA	135,990

Agreement with Morgan Stanley, dated
09/29/2014 to deliver the total return of the
shares of Distribuidora Internacional de
Alimentacion SA in exchange for interest based
on the Daily Fed Funds Effective Rate less
28.75%**.

	Total Spain		$10,252,137

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2019 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Taiwan – 0.17%
	Computers - Peripheral Equipment – 0.13%
$(6,772,922)	1/25/2024	Innolux Display Corp.	$2,397,008
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.38%**.
	Electronic Components - Miscellaneous – 0.04%
(7,278,797)	1/25/2024	AU Optronics Corp.	739,089
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.25%**.
	Total Taiwan		$3,136,097
	United Kingdom – 0.16%
	Retail - Discount – 0.01%
5,015,966	12/14/2023	B&M European Value Retail SA	174,958

Agreement with Morgan Stanley, dated
06/12/2014 to receive the total return of the
shares of B&M European Value Retail SA in
exchange for interest based on the Daily Fed
Funds Effective Rate plus 0.65%**.

	Retail - Major Department Store – 0.15%
(8,327,037)	12/14/2023	Marks & Spencer Group PLC	2,862,322

Agreement with Morgan Stanley, dated
02/16/2016 to deliver the total return of the
shares of Marks & Spencer Group PLC in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.30%**.

	Total United Kingdom		$3,037,280
	Total Return Swap Contracts – Unrealized Gain****		$55,192,854

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2019 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (0.34%)
	Australia – (0.14%)
	Commercial Banks - Non-US – (0.07%)
$(24,305,887)	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$(831,231)

Agreement with Morgan Stanley, dated
08/26/2015 to deliver the total return of the
shares of Australia and New Zealand Banking
Group, Ltd. in exchange for interest based on the
Daily Fed Funds Effective Rate less 0.40%**.

(21,651,822)	12/27/2019	Westpac Banking Corp.	(509,808)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(1,341,039)
	Food - Retail – (0.07%)
(1,112,880)	12/27/2019	Coles Group, Ltd.	(98,041)
		Agreement with Morgan Stanley, dated 11/21/2018 to deliver the total return of the shares of Coles Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(8,663,117)	12/27/2019	Woolworths Group, Ltd.	(1,223,165)
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(1,321,206)
	Total Australia		$(2,662,245)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2019 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Japan – (0.10%)
	Electric Products - Miscellaneous – (0.02%)
$(5,154,826)	12/24/2019	Brother Industries, Ltd.	$(276,898)
		Agreement with Morgan Stanley, dated 03/06/2012 to deliver the total return of the shares of Brother Industries, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment – (0.08%)
(11,643,239)	12/24/2019	Ricoh Co., Ltd.	(1,583,112)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Photo Equipment & Supplies – (0.00%)
(4,274,541)	12/24/2019	Nikon Corp.	(66,467)
		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$(1,926,477)
	Taiwan – (0.04%)
	Semiconductor Components - Integrated Circuits – (0.04%)
(3,555,423)	1/25/2024	United Microelectronics Corp.	(751,659)

Agreement with Morgan Stanley, dated
08/08/2013 to deliver the total return of the
shares of United Microelectronics Corp. in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.40%**.

	Total Taiwan		$(751,659)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2019 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	United Kingdom – (0.06%)
	Retail - Apparel / Shoes – (0.06%)
$(9,328,139)	12/14/2023	Next PLC	$(1,116,823)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$(1,116,823)
	Total Return Swap Contracts - Unrealized Loss*****		$(6,457,204)
	Total Swap Contracts, net		$48,735,650

*
Per the terms of the executted swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.

**
Financing rate is variable. Rate indicated is as of June 30, 2019.

***
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

*****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2019 Percentage of Members’ Capital (%)
Building - Heavy Construction	0.53
Commercial Banks - Non-US	(0.05)
Commercial Services - Finance	0.06
Computers - Peripheral Equipment	0.13
Electric Products - Miscellaneous	0.05
Electric - Integrated	0.00
Electronic Components - Miscellaneous	0.04
Electronic Components - Semiconductors	0.47
Finance - Other Services	0.04
Food - Retail	(0.02)
Gas - Distribution	0.01
Swap Contracts – By Industry	June 30, 2019 Percentage of Members’ Capital (%)
Medical - Drugs	0.02
Office Automation & Equipment	(0.08)
Photo Equipment & Supplies	(0.00)
Private Equity	0.22
Retail - Apparel / Shoes	(0.06)
Retail - Discount	0.01
Retail - Major Department Store	0.15
Semiconductor Components - Integrated Circuits	(0.04)
Web Portals / ISP	1.07
Total Swap Contracts	2.55%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2019
Investment income
Interest	$9,037,017
Dividends (net of withholding taxes of $520,773)	8,058,251
Total investment income	17,095,268
Expenses
Dividends on securities sold, not yet purchased	12,147,028
Administration fees	11,637,834
Prime broker fees	8,657,168
Advisor fees	3,448,247
Interest expense	1,024,076
Accounting and investor services fees	593,497
Legal fees	280,179
Custodian fees	251,100
Audit and tax fees	167,034
Board of Managers’ fees and expenses	138,849
Insurance expense	75,310
Printing expense	32,232
Miscellaneous	292,189
Total operating expenses	38,744,743
Net investment loss	(21,649,475)
Net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain on investments in securities	86,478,141
Net realized gain on purchased options	40,458,533
Net realized gain on forward contracts	3,521,745
Net realized loss on foreign currency transactions	(537,021)
Net realized loss on swap contracts	(2,391,649)
Net realized loss on securities sold, not yet purchased	(53,483,960)
Total net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	74,045,789
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net change in unrealized gain/(loss) on investments in securities	457,074,208
Net change in unrealized gain/(loss) on purchased options	39,315,654
Net change in unrealized gain/(loss) on swap contracts	14,927,057
Net change in unrealized gain/(loss) on foreign currency transactions	408,282
Net change in unrealized gain/(loss) on forward contracts	(3,544,722)
Net change in unrealized gain/(loss) on securities sold, not yet purchased transactions	(63,345,018)
Total net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	444,835,461
Net realized gain and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	518,881,250
Net increase in Members’ Capital resulting from operations	$497,231,775
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2017	$—	$1,457,845,563	$1,457,845,563
From investment activities
Net investment loss	$—	$(47,331,571)	$(47,331,571)
Net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	93,158,415	93,158,415
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	(147,140,866)	(147,140,866)
Incentive allocation	325,244	(325,244)	—
Net increase/decrease in Members’ Capital resulting from operations	325,244	(101,639,266)	(101,314,022)
Members’ Capital transactions
Capital contributions	—	162,824,927	162,824,927
Capital withdrawals	(325,244)	(73,586,137)	(73,911,381)
Net increase/decrease in Members’ Capital resulting from capital transactions	(325,244)	89,238,790	88,913,546
MEMBERS’ CAPITAL, December 31, 2018	$—	$1,445,445,087	$1,445,445,087
From investment activities
Net investment loss	$—	$(21,649,475)	$(21,649,475)
Net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	74,045,789	74,045,789
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	444,835,461	444,835,461
Incentive allocation	2,396,640	(2,396,640)	—
Net increase in Members’ Capital resulting from operations	2,396,640	494,835,135	497,231,775
Members’ Capital transactions
Capital contributions	—	45,641,334	45,641,334
Capital withdrawals	(2,396,640)	(72,356,454)	(74,753,094)
Net decrease in Members’ Capital resulting from capital transactions	(2,396,640)	(26,715,120)	(29,111,760)
MEMBERS’ CAPITAL, June 30, 2019	$—	$1,913,565,102	$1,913,565,102
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2019
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$497,231,775
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sale of investments in securities	710,247,509
Purchase of investments in securities	(729,754,439)
Proceeds from sale of purchased options	193,784,972
Purchase of options	(248,932,615)
Proceeds from securities sold, not yet purchased	1,681,712,414
Cover of securities sold, not yet purchased	(1,502,001,137)
Net realized gain on investments in securities and purchased options	(73,452,714)
Net change in unrealized (gain)/loss on investments in securities, purchased options and swap contracts	(447,971,901)
Net change in unrealized (gain)/loss on forward contracts	3,544,722
Changes in assets and liabilities related to operations:
Decrease in receivable for investment securities sold	94,506,441
Increase in interest receivable	(403,008)
Decrease in dividend receivable	42,471
Increase in other assets	(7,869)
Increase in due to broker	8,699,478
Decrease in payable for investment securities purchased	(89,978,304)
Increase in dividends payable on securities sold, not yet purchased	732,378
Increase in accounting and investor services fees	240,227
Increase in accrued expenses	620,745
Net cash provided by operating activities	98,861,145
Cash flows from financing activities
Capital contributions	45,641,334
Capital withdrawals, net	(38,505,705)
Net cash provided by financing activities	7,135,629
Net change in cash, cash equivalents and restricted cash	105,996,774
Cash, cash equivalents and restricted cash at beginning of year	436,180,920
Cash, cash equivalents and restricted cash at June 30, 2019	$542,177,694
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$980,897
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at June 30, 2019:
Cash and cash equivalents (including restricted cash)	$97,953,243
Due from broker	444,224,451
Total cash, cash equivalents and restricted cash at June 30, 2019	$542,177,694
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the Third Amended and Restated Limited Liability Company Agreement of the Company dated July 1, 2018. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Sub-Adviser (defined below) believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that the Sub-Adviser believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options, forward contracts and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and the Sub-Adviser, Alkeon Capital Management L.L.C. (“Alkeon” or the “Sub-Adviser”), is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager, holds a non-voting special advisory member interest (the “Special Advisory Member”) in the Company solely for the purpose of receiving the incentive allocation (described in Note 3). OAM and Alkeon are members of Advantage Advisers Management, L.L.C. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.
The acceptance of initial and additional contributions from persons who purchase limited liability company interests (“Interests”) in the Company (each, a “Member” and collectively,

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

1.
Organization (continued)

“Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem any portion of its Interest. The Company may from time to time offer to repurchase Interests from Members. Such offers will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends to the Board of Managers that the Company offer to repurchase Interests twice each year, based upon the value of Interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946, Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
New Accounting Pronouncements:
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of its disclosure framework project. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the disclosure requirements. The Company has adopted this new guidance for the period ending June 30, 2019. No significant changes were made to the Company’s fair value disclosures in the notes to the financial statements in order to comply with ASU 2018-13.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

2.
Significant Accounting Policies (continued)

The following is a summary of the Company’s accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing Specific Identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.
b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.
(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or ask price (in the case of securities sold, not yet purchased) as reported by such exchange.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.
Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward contracts are traded on the over-the-counter market. The fair value of forward contracts is determined using observable inputs such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time as of which that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, forward and swap contracts on the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. During the six months ended June 30, 2019, no securities were fair valued by the Board of Managers.
The fair value of the Company’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the six months ended June 30, 2019, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, and the Schedule of Swap Contracts.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Company’s investments at fair value:
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,178,028,281	Common Stock	$956,110,795
Equity Options	192,759,909	Equity Options	—
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	55,192,854	Total Return Swaps	6,457,204
Currency Options	900,029	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$2,426,881,073	Total	$962,567,999
c.
Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of  $65,496,645 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”), of which $65,111,780 is held as collateral for swap contracts and $384,865 is held as collateral for securities sold, not yet purchased. At June 30, 2019, $84,113,065 in cash equivalents was held at the Custodian in a cash reserve account, and foreign currency with a U.S. Dollar value of  $13,840,178 was held by the Custodian in a BNY Mellon foreign cash custody account. At June 30, 2019, $10,688,788 was held at Credit Suisse Securities (USA) L.L.C. and $43,960,536 was held at Merrill Lynch Professional Clearing Corp., which amounts are included in the due from broker balance on the Statement of Assets, Liabilities and Members’ Capital.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. No federal, state or local income taxes have been provided on profits of the Company since Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

2.
Significant Accounting Policies (continued)

d.
Income Taxes (continued)

of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Company is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense on the Statement of Operations. For the six months ended June 30, 2019, the Company did not accrue any interest or penalties payables. As of June 30, 2019, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2015 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.
3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40%, of Members’ Capital. Total Multi-Manager administration fees and expenses amounted to $11,637,834 and Multi-Manager advisory services fees amounted to $3,448,247 for the six months ended June 30, 2019. The administration and advisory fees are computed and paid monthly to Multi-Manager.
During the six months ended June 30, 2019, Oppenheimer earned $19,854 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts in the Statement of Operations within these financial statements.
Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of the Interest of a Member), in an amount equal to 20% of the amount by which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account,” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2019, an Incentive Allocation of $2,396,640 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at June 30, 2019, in the Statement of Assets, Liabilities and Members’ Capital.
Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of  $30,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of  $7,500 per annum. Total Board of Managers fees and expenses amounted to $138,849 during the six months ended June 30, 2019. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Custodian is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total custody fees and expenses paid to the Custodian were $217,200 during the six months ended June 30, 2019, of which $122,369 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital as of the last day of each month, payable monthly, subject to a minimum annual fee. Total BNY Mellon fees and expenses were $593,497 during the six months ended June 30, 2019, of which $501,427 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with investor purchases of Interests, in its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2019, placement fees earned by Oppenheimer were $63,175.
4.
Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019, were $729,754,439 and $710,247,509, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2019, were $1,502,001,137 and $1,681,712,414, respectively.
At December 31, 2018, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,425,560,030 and $726,242,514, respectively.
For Federal income tax purposes, at December 31, 2018, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $314,819,054, consisting of $427,686,192 gross unrealized gain and $112,867,138 gross unrealized loss.
6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co., Inc., Credit Suisse Securities (USA) L.L.C. and Merrill Lynch Professional Clearing Corp. (the “Prime Brokers”).
Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers as of June 30, 2019, which serves as collateral for securities sold, not yet purchased.
The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness,

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

6.
Due from / to Broker (continued)

including amounts borrowed, measured at the time the Company incurs any indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of June 30, 2019, the total value of this collateral was $879,506,662, comprised of pledged securities with a value of $879,121,797 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $384,865 of cash which is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $701,314,323, $80,700,597 and $97,106,877 are held at the Custodian on behalf of Morgan Stanley & Co., Inc., Credit Suisse Securities (USA) LLC and Merrill Lynch Professional Clearing Corp, respectively. Additional cash of $54,649,324 is held as collateral for securities sold, not yet purchased of which $10,688,788 is held at Credit Suisse Securities (USA) LLC and $43,960,536 is held at Merrill Lynch Professional Clearing Corp, both of which amounts are included in the due from broker in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2019, the average daily amount of the margin borrowings was $44,499,482 and the daily weighted average annualized interest rate was 4.56%. The Company had borrowings outstanding at June 30, 2019, totaling $48,118,858, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, investments in securities sold, not yet purchased, and due from/due to broker are positions with the Prime

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian, for the benefit of the Prime Brokers, to meet margin requirements as determined by the Prime Brokers.
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company has invested approximately 13.15% of Members’ Capital in equity and option securities (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market, as well as factors affecting international trade and finance (including the imposition by the U.S. of tariffs on Chinese goods), may have a greater impact on the value of the Company’s portfolio due to this concentration of investment in Chinese companies than would be the case absent of such concentration.
The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of a specified amount of a currency. Risks associated with these transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is disclosed as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is shown as a liability in the Statement of Assets, Liabilities and Members’ Capital. The change in fair value is disclosed in the Statement of Operations as net change in unrealized gain/(loss) on forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two parties agree to make payments to each other based on changes in specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional”, amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps, which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Company determines the value of swaps based on changes in the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Note 2b. As of June 30, 2019, the counterparty for all of the total return swaps is Morgan Stanley & Co. Any income earned from the swaps’ underlying instruments (i.e., dividend and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).
Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap as shown on the Company’s financial statements.
When the Company enters into swaps, it is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance. The Company is exposed to significant concentration of credit risk as the counterparty to the swap contracts is Morgan Stanley & Co., one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.
The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as of June 30, 2019. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swaps could terminate them and request immediate payment or demand increased collateral for the net obligation owed to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of June 30, 2019, $65,111,780 was posted by the Company as collateral related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2019, the Company did not write any options.
The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.
Multi-Manager believes the average quarterly notional amount shown in the table below is the most relevant measure of derivatives activity and is indicative of the Company’s volume of derivatives activity during the six months ended June 30, 2019.
Forward contracts:
Average notional amount	$27,951,302
Currency options:
Average notional amount	$10,389,038
Equity options:
Average notional amount	$2,032,902,850
Total Return swaps:
Average notional amount	$262,100,651
The Company is exposed to certain additional risks relating to derivatives. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options and forward contracts is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital as of June 30, 2019. $192,759,909 and $900,029 of the June 30, 2019 fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The net change in unrealized gain/(loss) on purchased options, forward contracts and swaps are reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2018
Equity Options	$3,793,825	$24,058,986	$(20,265,161)
Total Return Swaps	44,193,988	10,385,395	33,808,593
Total Year ended December 31, 2018	$47,987,813	$34,444,381	$13,543,432
Six months ended June 30, 2019
Equity Options	$41,711,942	$22,866,056	$18,845,886
Total Return Swaps	55,192,854	6,457,204	48,735,650
Six months ended June 30, 2019	$96,904,796	$29,323,260	$67,581,536
Total net change in unrealized gain/(loss)	$48,916,983	$(5,121,121)	$54,038,104

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2018
Currency Options	$—	$818,900	$(818,900)
Forward Contracts	3,544,722	—	3,544,722
Total year ended December 31, 2018	$3,544,722	$818,900	$2,725,822
Six months ended June 30, 2019
Currency Options	$—	$614,293	$(614,293)
Forward Contracts	—	—	—
Six months ended June 30, 2019	$—	$614,293	$(614,293)
Total net change in unrealized gain/(loss)	$(3,544,722)	$(204,607)	$(3,340,115)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Equity Options	$93,240,381	$51,254,689	$41,985,692
Total Return Swaps	5,493,512	7,885,161	(2,391,649)
Total	$98,733,893	$59,139,850	$39,594,043

The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Currency Options	$—	$1,527,159	$(1,527,159)
Forward Contracts	3,521,745	—	3,521,745
Total	$3,521,745	$1,527,159	$1,994,586
8.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley & Co., Inc. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.
In the event that the Company fails to post collateral, fails to comply with any restrictions or provisions of the agreement, or fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.
The table below presents the swaps that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

8.
Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets
	Gross Amounts of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Total return swaps	$55,192,854	$6,457,204	$—	$48,735,650
Total	$55,192,854	$6,457,204	$—	$48,735,650
Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged(a)
Total return swaps	$6,457,204	$6,457,204	$—	$—
Total	$6,457,204	$6,457,204	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $65,111,780 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

9.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Members’ Capital, end of period (000s)	$1,913,565	$1,445,445	$1,457,846	$1,129,353	$1,310,708
Ratio of net investment loss to average Members’ Capital**	(2.42%)***	(2.97%)	(3.09%)	(2.14%)	(2.37%)
Ratio of expenses to average Members’ Capital**	4.32%***	4.39%	4.48%	3.63%	3.52%
Ratio of incentive allocation to average Members’ Capital	0.27%***	0.02%	5.26%	0.01%(a)	0.24%
Portfolio turnover	37%	136%	99%	73%	82%
Total return - gross*	34.00%	(6.10%)	34.41%	(1.40%)	5.85%
Total return - net*	28.50%	(6.10%)	27.81%	(1.40%)	5.71%
Ratio of average borrowings to average Members’ Capital	4.97%	2.66%	3.51%	4.53%	3.02%

*
Total return assumes a purchase of an Interest on the first day and a sale of the Interest on the last day of the

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2019 (Unaudited)

9.
Financial Highlights (continued)

period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the effect of any placement fees imposed by the placement agent.
**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***
Annualized

(a)
Less than 0.01%

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
10.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of $43,734,456 from July 1, 2019 through August 27, 2019.
Effective July 1, 2019, the annual retainer received by each Manager, who is not an interested person of the Company has been increased to $40,000. The lead independent Manager and the chair of the audit committee of the Board of Managers supplemental retainer has been increased to $10,000.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC quarterly as an exhibit to Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.
III.
Approval of Investment Advisory Agreement

At a meeting held in person on March 11, 2019, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with Multi-Manager (the “Adviser”) for an additional annual period.
In approving the renewal of the investment advisory agreement, the Board, including each of the Managers who are not “interested persons,” as defined by the Investment Company Act of 1940 as amended, of the Company (the “Independent Managers”), considered various matters at its meeting, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company; (ii) the investment performance of the Company relative to comparable funds; (iii) the advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the estimated profitability to the Adviser of its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services are realized by the Adviser as the Company’s assets under management increase; and (v) whether the advisory fee properly reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.
In considering the nature, scope and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various affiliates and business units of Oppenheimer providing services to the Company. At its meeting, the Board also reviewed with management the investment management oversight, compliance, regulatory, risk management, administration and accounting-related services provided by the Adviser and the investor-related services provided by Oppenheimer and reviewed the costs associated with providing these services.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

The Board also considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of alternative investment product offerings; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers.
The Board also reviewed materials relating to the Company’s investment performance. It noted that the Company performance was in the middle of the range of the performance of the peer group funds and relevant indices during the past year and that the performance of the Company over the long term has been strong. The Board concluded that the Company has been provided with high quality investment advice over a period of many years as demonstrated by the Company’s historic investment performance. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon. The Board found the Company’s performance to be comparable to the performance of those funds.
The Board also considered the fees payable to the Adviser under the investment advisory agreement and administrative services agreement as well as the current and historical expense ratios of the Company. It concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the higher end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon affiliated funds, including another registered fund with investment programs similar to that of the Company and a number of private investment funds, and that unlike certain peer group funds, the Company does not pay any fees for distribution or shareholder servicing. In addition, the Board considered revenues attributable to the Company received by the Adviser and its affiliates (including fees received for investment advisory and administrative services and the performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to each Member’s capital account is allocated to an affiliate of the Adviser) and the costs incurred by the Adviser in providing services to the Company, as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, Oppenheimer may charge placement fees to investors and that Oppenheimer compensates its financial advisors for providing investor services related to the Company.
At the Board’s meeting, the Adviser reviewed the methodology used to estimate the Adviser’s costs and profits relating to the Company. It was noted that the payments made by Oppenheimer to its financial advisors were not taken into consideration in estimating the Adviser’s profitability. The Board also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships with the Company, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits appear to be appropriate.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the fees payable by the Company under the investment advisory agreement and administrative services agreement bear reasonable relationships to the services provided by the Adviser.
With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board noted that the net assets of the Company had increased only a small amount during the past year and that, excluding the incentive allocation, the net revenues of the Adviser in 2018 were not significantly greater than they were in 2017. The Board therefore concluded that material economies of scale, the benefit of which could be shared with the Company, were not realized during the past year. It also concluded that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability of the Adviser from the Company is not so disproportionately large that it bears no reasonable relationship to the services provided.
Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser. The Board noted its overall satisfaction with the nature, scope and quality of services provided by the Adviser and concluded that the Company was receiving all services required to be provided by the Adviser under its agreements with the Company, and that these services were of appropriate quality.
No single factor was determinative to the decision of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by the Adviser were adequate and appropriate;

2.
approval of the fees received by the Adviser is supported by comparative fee information showing the advisory fees charged to similar investment funds receiving similar services, the benefits to be derived by the Adviser from its relationship with the Company, and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of continuances of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and Members.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV.
Approval of Sub-Advisory Agreement

At a meeting held in person on March 11, 2019, the Board approved the renewal for an additional annual period of the sub-investment advisory agreement between the Adviser and Alkeon (the “Sub-Advisory Agreement”), pursuant to which Alkeon is retained to manage the investment portfolio of the Company.
In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers had, both at its meeting, during an executive session of the Independent Managers and over the previous twelve months, considered various matters relevant to the consideration of the renewal of the Sub-Advisory Agreement, including: the nature, scope and quality of the services provided to the Company by Alkeon; the research and portfolio management capabilities of Alkeon and personnel of Alkeon responsible for providing services to the Company; the appropriateness of Alkeon staffing levels; regulatory matters relating to Alkeon; and other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides (including revenues Alkeon receives as a non-managing member of the Adviser), the estimated profitability to Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company.
In its deliberations, the Board considered the fact that the Company performance was in the middle of the range of the performance of the peer group funds and relevant indices during the past year and that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company, which averaged 10.84% annually for the period from inception in May 1999 through December 2018. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar investment funds managed by Alkeon. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, scope and quality of services provided by Alkeon and concluded that the Company was receiving all required services from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon attributable to its relationship with the Company were also considered, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits appear to be appropriate.
With respect to the fees payable under the Sub-Advisory Agreement, the Board noted that, although the Company does not pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is paid to Alkeon pursuant to the Sub-Advisory Agreement. In addition, the Board noted that each Member’s capital account is subject to a performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to the Member are allocated to an affiliate of the Adviser, and that (through its ownership of interests in the Adviser and this affiliate) Alkeon shares in the revenues of the Adviser and its affiliate attributable to the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV.
Approval of Sub-Advisory Agreement (continued)

As previously noted with respect to the continuances of the Company’s agreements with the Adviser, the Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are similar to those of other registered funds considered as peers for fee and expense comparison purposes (albeit at the higher end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon affiliated funds, including another registered fund with investment programs similar to that of the Company and a number of private investment funds.
Consideration was also given to the costs of the services provided by Alkeon and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and its share of the revenues of the Adviser and the Adviser’s affiliate). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement properly reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.
Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.
No single factor was determinative to the decision of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by Alkeon were adequate and appropriate;

2.
approval of the fees received by Alkeon is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, including other funds managed by Alkeon, the benefits to be derived by Alkeon from its relationship with the Company and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuance of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company and Members.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

V.
Supplemental Proxy Information

A special meeting of Members of the Company was held on August 2, 2016, for the purpose of electing the following six individuals to serve as Managers on the Board of Managers: Jesse H. Ausubel, Bryan McKigney, Todd T. Milbourn, Michael J. Murphy, Luis F. Rubio and Janet L. Schinderman. Each such person was duly elected by a plurality of votes cast at the special meeting. The results of voting were as follows:
Manager	Votes For	Votes Withheld
Jesse H. Ausubel	642,920,722.31	24,965,932.44
Bryan McKigney	641,115,197.24	26,771,457.51
Todd T. Milbourn	646,339,590.33	21,547,064.42
Michael J. Murphy	644,515,803.97	23,370,850.78
Luis F. Rubio	644,333,324.89	23,553,329.86
Janet L. Schinderman	642,159,512.07	25,727,142.68

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	August 30, 2019

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date:	August 30, 2019

*	Print the name and title of each signing officer under his or her signature.